Acquisition of Debt Securities Under Section 35 BIS of Financial Institutions Law - Additional Information (Detail) $ in Thousands	Dec. 31, 2018 ARS ($)
Financial liabilities at amortised cost, class [member] | Other debt securities [member]
Disclosure of acquisition of debt securities [line items]
Debt securities measured at amortized cost	$ 74,775